Finance costs (Tables)	6 Months Ended
Jun. 30, 2023
Finance Costs
Schedule of finance costs
	Six months ended
	June 30,	June 30,
	2023	2022
	£	£
Interest on lease liabilities	92,365	122,304
Other interest	-	13,503
Interest on convertible loan (Note 10)	50,975	5,854,785
	143,340	5,990,592